Commitments (Details)	Dec. 31, 2017 CAD ($)
Commitments [Abstract]
Commitment for payment	$ 5,980,454
Disclosure of maturity analysis of operating lease payments [line items]
Rental payments	740,850
Repayment, maximum	400,000
Overhead repayment	$ 100,000
Annual installment of gross sales of product, percent	5.00%
Annual installment of annual product sales	$ 100,000
2018
Disclosure of maturity analysis of operating lease payments [line items]
Rental payments	285,987
2019
Disclosure of maturity analysis of operating lease payments [line items]
Rental payments	251,743
2020
Disclosure of maturity analysis of operating lease payments [line items]
Rental payments	159,990
2021
Disclosure of maturity analysis of operating lease payments [line items]
Rental payments	$ 43,130